Parent Only Information	12 Months Ended
Dec. 31, 2023
Parent Only Information [Abstract]
Parent Only Information

20. Parent Only Information

SAI.TECH Global Corporation (the “Parent Company”) was incorporated on January 26, 2021, and have become parent company of the Company since the completion of the Business Combination on April 29, 2022. Following the closing of the Business Combination, SAITECH Limited became a wholly owned subsidiary of TradeUP Global Corporation (“TradeUP”), which subsequently renamed to “SAI.TECH Global Corporation”. The transaction is accounted for as a recapitalization, SAITECH Limited is determined as the predecessor and the historical financial statements of SAITECH Limited became the Company’s historical financial statements, and SAI.TECH Limited’s financial statements are determined as the Company’s Parent Company financial statements. See Note 1a – “Reverse recapitalization” for more information.

The following disclosures presented the financial positions of the Parent Company as of December 31, 2022 and 2023, and results of operations and cash flows for the years ended December 31, 2023, 2022and 2021, as if the current corporate structure has been in existence throughout the periods presented.

The audited condensed financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements.

Condensed Balance Sheets
(In thousands, except for share and per share data, or otherwise stated)

	As of December 31, 2022	As of December 31, 2023
	US$	US$
Assets
Cash	9,376	453
Amount due from subsidiaries and VIE	—	—
Accounts receivable	57	230
Other receivables	474	332
Amounts due from related parties	16,407	23,189
Long-term investment	50	50
Investments in subsidiaries and VIE	—	—
Crypto Assets	18	841
Operating lease right-of-use assets	27	10
Total Assets	26,409	25,105
Accounts payable	163	21
Accrued payroll	60	186
Operating lease liabilities-current	11	11
Operating lease liabilities-non-current	17	—
Investments in subsidiaries and VIE	5,844	8,068
Total Liabilities	6,095	8,286
Equity:
Class A Ordinary shares ($0.0001 par value; 330,369,366 shares authorized, 14,413,299 and 13,315,903 shares issued and outstanding on December 31, 2023 and December 31, 2022)	1	1
Class B Ordinary shares ($0.0001 par value; 9,630,634 shares authorized and outstanding on December 31, 2023 and December 31, 2022)	1	1
Additional paid-in capital	46,030	48,680
Statutory reserves	—	—
Retained earnings/(accumulated deficit)	(25,257)	(31,345)
Accumulated other comprehensive income/(loss)	(461)	(518)
Total equity	20,314	16,819
Total Liabilities and Equity	26,409	25,105

*	The shares and per share data are presented on a retroactive basis to reflect the reorganization.

Condensed Statements of Operations
(In thousands, except otherwise stated)

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Revenue	2,527	2,608	1,497
Cost of revenue	(2,302)	(2,268)	(1,134)
General and administrative expenses	(508)	(3,502)	(1,583)
Sales and marketing expenses	(14,464)	(150)	(63)
R&D expenses		(6)	—
Asset impairment loss		(19)	—
Other expense, net		(885)	31
Share of loss from subsidiaries and VIE	(909)	(4,623)	(4,868)
Net loss	(15,656)	(8,845)	(6,120)

Condensed Statements of Cash Flows
(In thousands, except otherwise stated)

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Cash flows used in operating activities	(209)	(4,579)	(2,150)
Investment in subsidiaries and VIE	(7,500)	—	—
Collection of due from/(increase in due from) subsidiaries and VIE	2,828	(9,007)	(6,782)
Cash flows used in investing activities	(4,672)	(9,007)	(6,782)
Proceeds from issuance of redeemable preferred shares	8,191	—	—
Reverse Recapitalization	—	19,652	9
Cash flows from financing activities	8,191	19,652	9
Effect of exchange rate changes	—	—	—
Net change in cash and cash equivalents	3,310	6,066	(8,923)
Cash and cash equivalents at beginning of the period	—	3,310	9,376
Cash and cash equivalents at end of the period	3,310	9,376	453